Share-Based Payment Transactions (Details 1) - $ / shares	1 Months Ended			12 Months Ended
	Nov. 30, 2019	Mar. 31, 2019	Jan. 31, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Dividend yield				0.00%
Binomial option pricing model [Member]
Statement Line Items [Line Items]
Risk-free interest rate	1.19%	2.17%	2.40%
Expected volatility	72.01%	65.63%	75.86%
Dividend yield	0.00%	0.00%	0.00%
Contractual life (In years)	10 years	9 years 9 months 29 days	10 years
Early Exercise Multiple (Suboptimal Factor)	$ 3	$ 2.5	$ 2.5
Exercise price	$ .28	$ 2.344	$ 2.344